Consolidated Balance Sheets (Parenthetical)(Consolidated variable interest entities) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current liabilities:
Accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc.	$ 15,852	99,776	75,285
Insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc.	426	2,684	1,364
Other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc.	7,888	49,645	52,725
Accrued payroll of the consolidated VIEs without recourse to CNinsure Inc.	4,924	30,989	27,158
Income taxes payable of the consolidated VIEs without recourse to CNinsure Inc.	3,575	22,502	32,134
Amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc.	$ 3,226	20,305	7,800